Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies [Abstract]
Commitments and Contingencies
Note 16.	Commitments and Contingencies

Litigation

In the normal course of business the Company is involved in various legal proceedings.  After consultation with legal counsel, management believes that any liability resulting from such proceedings will not be material to the financial statements.

Financial Instruments with Off-Balance-Sheet Risk

The Company is party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers.  These financial instruments include commitments to extend credit and standby letters of credit.  These instruments involve, to varying degrees, credit risk in excess of the amount recognized in the balance sheets.

The Company’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and standby letters of credit is represented by the contractual amount of those instruments.  The Company uses the same credit policies in making commitments and conditional obligations as for on-balance-sheet instruments.  A summary of the Company’s commitments at December 31, 2014 and 2013 is as follows:

	2014	2013

Commitments to extend credit, including unused lines of credit	$36,699,062	$34,138,058
Standby letters of credit	2,414,247	1,601,847
	$39,113,309	$35,739,905

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements.  The Company evaluates each customer’s creditworthiness on a case-by-case basis.  The amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management’s credit evaluation of the party.  Collateral held varies, but may include accounts receivable, inventory, property and equipment, residential real estate and income-producing commercial properties.

Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party.  Those guarantees are primarily issued to support public and private borrowing arrangements.  The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers.  Collateral held varies as specified above and is required in instances which the Company deems necessary.  The commitments carry both fixed and variable rates of interest.

Concentrations of Credit Risk

Substantially all of the Company’s loans, commitments to extend credit, and standby letters of credit have been granted to customers in the Company’s market area and such customers are generally depositors of the Company.  The concentrations of credit by type of loan are set forth in Note 4.  The distribution of commitments to extend credit approximates the distribution of loans outstanding.  The Company, as a matter of policy, does not extend credit to any single borrower or group of related borrowers in excess of approximately $5,600,000 unless guaranteed by SBA or USDA Rural Development Corporation.  Although the Company has a reasonably diversified loan portfolio, the following industries are considered concentrations:  real estate, motion picture and sound recording, truck transportation, fabricated metal product manufacturing, heavy and civil engineering construction and building construction.

Other Commitments

The Company has entered into employment agreements with certain of its key officers covering duties, salary, benefits, provisions for termination and Company obligations in the event of merger or acquisition. The Bank also has lease commitments summarized in Note 7 to these financial statements.